Trade Accounts Receivables and Contract Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade Accounts Receivables and Contract Liabilities [Line Items]
Expеctеd credit loss	$ 14,888,594
Expected credit loss on trade accounts receivables	(18,202,132)
Write-off trade accounts receivables	927,519
Recovery
Contract liabilities	2,539,404	$ 6,222,055
Customer [Member]
Trade Accounts Receivables and Contract Liabilities [Line Items]
Expеctеd credit loss	3,313,538
Trade Accounts Receivables [Member]
Trade Accounts Receivables and Contract Liabilities [Line Items]
Write-off trade accounts receivables	$ 927,519